Registration No. 333-129337
File No. 811-21827
Rule 497(e)

ZIEGLER EXCHANGE TRADED TRUST

Supplement Dated December 20, 2007
To
Statement of Additional Information Dated March 14, 2007

Appointment of Secretary

By action of the Board of Trustees of Ziegler Exchange Traded Trust, Benjamin H. DeBerry, the Senior Managing Director and General Counsel of The Ziegler Companies, Inc., was appointed to serve as Secretary of Ziegler Exchange Traded Trust. Mr. DeBerry's business address is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606, and his date of birth is 4/29/71. Prior to joining The Ziegler Companies, Inc., Mr. DeBerry served as Senior Counsel of the Networks and Enterprise Business at Motorola, Inc. from 2005 to 2007; Associate at Wildman, Harold, Allen & Dixon LLP from 2004 to 2005; and Associate at Chapman and Cutler LLP from 2002 to 2004.

Appointment of Assistant Secretary

By action of the Board of Trustees of Ziegler Exchange Traded Trust, Angelique A. David, the Vice President and Assistant General Counsel of The Ziegler Companies, Inc., was appointed to serve as Assistant Secretary of Ziegler Exchange Traded Trust. Ms. David's business address is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606, and her date of birth is 7/26/77. Prior to joining The Ziegler Companies, Inc., Ms. David served as an Associate at Locke Lord Bissell & Liddell LLP from 2002 to 2007.

Appointment of Chief Financial Officer and Treasurer

By action of the Board of Trustees of Ziegler Exchange Traded Trust, Todd A. Krause, the Director and Chief Financial Officer of Ziegler Capital Management, LLC, was appointed to serve as Chief Financial Officer and Treasurer of Ziegler Exchange Traded Trust. Mr. Krause's business address is 200 South Wacker Drive, Suite 2000, Chicago, Illinois 60606, and his date of birth is 2/20/63. Mr. Krause previously served as First Vice President of LaSalle Fund Services at ABN Amro LaSalle Bank NA from 2006 to 2007; Chief Financial Officer and Manager of Fund Operations at Trident Financial Services, LLC from 2002 to 2006; and Chief Financial Officer and Manager of Operations at Anchor Asset Management, LLC from 2001 to 2002.